Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total principal debt	$ 625	$ 625
Premium on bond issuance	1	1
Total debt premium	1	1
Less: bond issuance costs	(17)	(18)
Total debt	609	608
Secured Debt
Debt Instrument [Line Items]
Total principal debt	575	575
Unsecured Debt
Debt Instrument [Line Items]
Total principal debt	50	50
Second Lien Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt	575	575
Unsecured senior convertible bond | Unsecured Debt
Debt Instrument [Line Items]
Total principal debt	$ 50	$ 50